Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	$ 954	$ 580	$ 748
Reserves for future policy benefits and claims	27,327	24,182	21,360
Net earned premiums	21	23	26
Net investment income	1,230	1,139	1,038
Benefits, claims, losses and settlement expenses	753	674	556
Amortization of deferred policy acquisition costs	139	161	147
Other operating expenses	129	110	120
Annuity [Member]
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	930	553	717
Reserves for future policy benefits and claims	26,622	23,492	20,658
Net investment income	1,211	1,120	1,017
Benefits, claims, losses and settlement expenses	724	641	522
Amortization of deferred policy acquisition costs	134	156	142
Other operating expenses	120	99	110
Run-off Life [Member]
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	24	27	31
Reserves for future policy benefits and claims	705	690	702
Net earned premiums	21	23	26
Net investment income	19	19	21
Benefits, claims, losses and settlement expenses	29	33	34
Amortization of deferred policy acquisition costs	5	5	5
Other operating expenses	$ 9	$ 11	$ 10